FAIR VALUE OF ASSETS AND LIABILITIES (Details 4) - Non-recurring fair value measurement [member] - Non-current assets held for sale [member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	$ 5,454,631	$ 1,676,563
Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	11,500	9,466
Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	23,854	20,671
Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	1,402	102,913
Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	5,417,875	1,543,513
Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	5,454,631	1,676,563
Level 3 of fair value hierarchy [member] | Machinery [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	11,500	9,466
Level 3 of fair value hierarchy [member] | Real Estate For Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	23,854	20,671
Level 3 of fair value hierarchy [member] | Real Estate For Other Than Residential Purposes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	1,402	102,913
Level 3 of fair value hierarchy [member] | Collateralized Loans [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets, at fair value	$ 5,417,875	$ 1,543,513